Shareholders' Equity (Details Textual) - USD ($)		1 Months Ended
	Jun. 14, 2019	Dec. 26, 2016	Dec. 31, 2019	Dec. 31, 2018
Class A Common Stock
Shareholders Equity Line Items
Common stock, shares authorized			40,000,000	40,000,000
Common stock, par or stated value per share (in dollars per share)			$ 0.001	$ 0.001
Common stock, shares, issued			17,710,471	8,491,177
Common stock, shares, outstanding			17,710,471	8,491,177
Wise Metro Development Co., Ltd [Member]
Shareholders Equity Line Items
Share transfer transaction, description	(i) Wise's 1,800,000 Class B common shares of The Group, par value $0.001 per share and (ii) Sun Zhang's 5,978,400 Class B common shares of The Group, which will together constitute approximately 47.8% of all of The Group's outstanding common shares at the time of the Closing on a fully diluted basis (Wise's and Sun Zhang's Class B common shares are referred to as the "Shares"). The Shares were automatically converted into Class A common shares upon transfer from the Sellers to the Buyer, and upon such transfer the Group had no remaining issued and outstanding Class B common shares. Upon this conversion, the Shares are entitled to one vote per share.
Wise Metro Development Co., Ltd [Member] | Class A Common Stock
Shareholders Equity Line Items
Common stock, shares authorized			50,000,000
Common stock, par or stated value per share (in dollars per share)			$ 0.001
Common stock, shares, issued			17,710,471
Common stock, shares, outstanding			17,710,471
Common Stock [Member] | IPO [Member]
Shareholders Equity Line Items
Number of shares issued in IPO		2,695,347
Price per shares issued in IPO		$ 4.00
Value of shares issued in IPO before deducting placement agents' commissions and other offering expenses		$ 10,800,000
Net value of shares issued in IPO		$ 10,100,000